Short-Term Borrowings	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

12. SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Borrowings from commercial banks(i)	46,900	790
Borrowings from others(ii)	874	—
Total	47,774	790

Notes:

(i)	In December 2020, the Group obtained a two-year line of credit of RMB90,000 from Xiamen International Bank with an annual interest rate of 6.80%. The Group drew two tranches of loans totalling RMB37,957 in December, 2020 at an annual interest rate of 6.80% and the Group repaid the loan at due date in December 2021. In January 2021 and December 2021, the Group drew two tranches of loans totalling RMB 45,000 with an annual interest rate of 6.80%, and the Group repaid the loan at due date in January 2022. In January 2022, the Group drew RMB32,043 at an annual interest rate of 6.80%, and the Group has fully repaid the loan in 2022.

In February 2021, the Group obtained a one-year line of credit of RMB519 from China Construction Bank. In May 2021 and December 2021, the Group drew two tranches of loans totalling RMB500 from it with an annual interest rate of 4.25%, and the Group repaid the loan in October 2022. In October 2022, the Group drew RMB790 at an annual interest rate of 3.95%.

In May 2020, the Group obtained a one-year line of credit of RMB1,500 from a PRC commercial bank and drew RMB1,500 in June 2020 with an annual interest rate of 4.50%. At April 30, 2021, the Group repaid the loans and obtained another loan agreement with the bank for one-year of RMB1,500 with an annual interest rate of 4.25%. The loan has been derecognized in connection with the disposal of the subsidiary as of December 31, 2022.

In January 2022, the Group drew RMB1,000 from a PRC commercial bank with an annual interest rate of 4.00%. The loan has been derecognized in connection with the disposal of the subsidiary as of December 31, 2022.

(ii)	In March 2021, the Group entered into a loan agreement with a third party and drew two tranches of loans of RMB1,000 and RMB500 with an annual interest rate of 12.24% in March 2021 and May 2021, respectively. In June 2021, the Group drew loan of RMB800 with an annual interest rate of 15%. The Group repaid RMB750, RMB291 and RMB385 in 2021, and RMB198, RMB84, RMB135 in 2022. The loan has been derecognized in connection with the disposal of the subsidiary as of December 31, 2022.